Stockholders' Equity (Deficit) - Common Stock Reserved for Issuance (Detail)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	27,518,000	26,724,000	24,402,000	26,361,000	13,043,000
Stock options, restricted stock and RSUs available for future grants	44,821,000	28,300,000	1,973,000	400,000	3,268,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units outstanding	3,900,000	270,000
Stock Options, Restricted stock, and Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, restricted stock and RSUs available for future grants	13,403,000	1,306,000